Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 49,919	$ 25,053
Other current assets	29,988	17,478
Deposits	21,542	9,376
Foreign exchange contracts	1,824	16,340
Other current assets	$ 103,273	$ 68,247